Advances repayable - Summary of Current and Non-current Portion Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [abstract]
Total Non-Current portion as of 1stJanuary	€ 7,330	€ 10,484
Total Non-Current portion at 31 December	1,544	7,330
Total Current portion as of 1st of January	1,108	898
Total Current potion at 31 December	€ 226	€ 1,108